Intangible Assets (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 12, 2020	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Useful Life			5 years
Finite lived intangible assets net
Gross	$ 3,142		$ 3,142	$ 3,142
Accumulated Amortization	(201)		(819)	(201)
Net	2,941		2,323	$ 2,941
Impairment loss	0	$ 0	0
Amortization expense for intangible assets	94	$ 24	$ 618
Technology
Finite-Lived Intangible Assets [Line Items]
Useful Life			60 months	60 months
Finite lived intangible assets net
Gross	1,574		$ 1,574	$ 1,574
Accumulated Amortization	(52)		(366)	(52)
Net	1,522		$ 1,208	$ 1,522
Tradename
Finite-Lived Intangible Assets [Line Items]
Useful Life			60 months	60 months
Finite lived intangible assets net
Gross	1,400		$ 1,400	$ 1,400
Accumulated Amortization	(47)		(327)	(47)
Net	1,353		$ 1,073	$ 1,353
Other
Finite-Lived Intangible Assets [Line Items]
Useful Life			84 months	84 months
Finite lived intangible assets net
Gross	168		$ 168	$ 168
Accumulated Amortization	(102)		(126)	(102)
Net	$ 66		$ 42	$ 66